Convertible Debentures - Summary of Convertible Debentures Outstanding (Detail)	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure Of Convertible Debentures [Line Items]
Beginning balance	$ 1,021,265
Interest and accretion expense	86,957
Conversion	(1,108,222)
Ending balance	0
Part A [Member]
Disclosure Of Convertible Debentures [Line Items]
Beginning balance	602,252
Interest and accretion expense	53,668
Conversion	(655,920)
Ending balance	0
Part B [Member]
Disclosure Of Convertible Debentures [Line Items]
Beginning balance	329,099
Interest and accretion expense	30,663
Conversion	(359,762)
Ending balance	0
Part C [Member]
Disclosure Of Convertible Debentures [Line Items]
Beginning balance	89,914
Interest and accretion expense	2,626
Conversion	(92,540)
Ending balance	$ 0